CONVERTIBLE NOTES PAYABLE (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 373,000		$ 877,299	$ 1,005,664
Debt Instrument Interest	59,992		55,255
Debt Issuance Costs, Net	2,750		25,900	30,935	$ 16,500
Total Conversion of Convertible Notes	435,742	$ 273,219,132	958,454	106,219,740
[custom:LossOnConversion]	(20,986)		488,073
Debt Conversion, Converted Instrument, Amount	$ 414,756	$ 390,174	1,446,528	$ 1,077,715	$ 866,299
Power Up 01052021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			13,000
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.01350
Debt Conversion, Converted Instrument, Shares Issued			962,962
Jefferson St 07072021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 10,000
Debt Instrument Interest
Debt Issuance Costs, Net			$ 750
Debt Instrument, Convertible, Conversion Price			$ 0.01500
Debt Conversion, Converted Instrument, Shares Issued			716,667
Power Up 01112021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 100
Debt Instrument Interest			2,150
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.02250
Debt Conversion, Converted Instrument, Shares Issued			100,000
Power Up 011120211 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 15,000
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.02250
Debt Conversion, Converted Instrument, Shares Issued			666,667
B H P 01122021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 11,075
Debt Instrument Interest			52
Debt Issuance Costs, Net			$ 500
Debt Instrument, Convertible, Conversion Price			$ 0.01650
Debt Conversion, Converted Instrument, Shares Issued			704,648
Power Up 01142021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 18,000
Debt Instrument Interest			1,650
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.02700
Debt Conversion, Converted Instrument, Shares Issued			727,778
Emunah 01152021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount
Debt Instrument Interest			6,300
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.01500
Debt Conversion, Converted Instrument, Shares Issued			420,000
B H P 01202021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 30,000
Debt Instrument Interest			5,000
Debt Issuance Costs, Net			$ 1,200
Debt Instrument, Convertible, Conversion Price			$ 0.01800
Debt Conversion, Converted Instrument, Shares Issued			2,011,111
Emunah 01222021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount
Debt Instrument Interest			3,300
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.01500
Debt Conversion, Converted Instrument, Shares Issued			220,000
Fourth Man 01262021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 27,500
Debt Instrument Interest			1,088
Debt Issuance Costs, Net			$ 500
Debt Instrument, Convertible, Conversion Price			$ 0.01800
Debt Conversion, Converted Instrument, Shares Issued			1,615,983
Emunah 02082021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 5,400
Debt Instrument Interest			2,105
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.02250
Debt Conversion, Converted Instrument, Shares Issued			333,571
B H P 02082021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 7,950
Debt Instrument Interest			344
Debt Issuance Costs, Net			$ 1,200
Debt Instrument, Convertible, Conversion Price			$ 0.02700
Debt Conversion, Converted Instrument, Shares Issued			351,645
Emunah 02092021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 7,550
Debt Instrument Interest			19
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.02250
Debt Conversion, Converted Instrument, Shares Issued			336,381
B H P 02112021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 27,500
Debt Instrument Interest			6,063
Debt Issuance Costs, Net			$ 750
Debt Instrument, Convertible, Conversion Price			$ 0.03600
Debt Conversion, Converted Instrument, Shares Issued			953,144
Emunah 02162021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 20,702
Debt Instrument Interest			95
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.03000
Debt Conversion, Converted Instrument, Shares Issued			693,242
Jefferson St 03082021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 17,500
Debt Instrument Interest			3,352
Debt Issuance Costs, Net			$ 750
Debt Instrument, Convertible, Conversion Price			$ 0.16575
Debt Conversion, Converted Instrument, Shares Issued			130,329
Fourth Man 06232021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 10,000
Debt Instrument Interest
Debt Issuance Costs, Net			$ 500
Debt Instrument, Convertible, Conversion Price			$ 0.03000
Debt Conversion, Converted Instrument, Shares Issued			350,000
Jefferson St 07212021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 10,000
Debt Instrument Interest
Debt Issuance Costs, Net			$ 750
Debt Instrument, Convertible, Conversion Price			$ 0.01950
Debt Conversion, Converted Instrument, Shares Issued			551,282
Fourth Man 08052021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 23,000
Debt Instrument Interest			1,624
Debt Issuance Costs, Net			$ 500
Debt Instrument, Convertible, Conversion Price			$ 0.01620
Debt Conversion, Converted Instrument, Shares Issued			1,550,885
Labrys 08092021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 48,351
Debt Instrument Interest			8,377
Debt Issuance Costs, Net			$ 1,750
Debt Instrument, Convertible, Conversion Price			$ 0.02250
Debt Conversion, Converted Instrument, Shares Issued			2,599,000
Redstart 08092021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 15,000
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.01730
Debt Conversion, Converted Instrument, Shares Issued			867,052
Redstart 08112021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 20,000
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.01440
Debt Conversion, Converted Instrument, Shares Issued			1,388,889
Redstart 08172021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 20,000
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.00870
Debt Conversion, Converted Instrument, Shares Issued			2,298,851
Labrys 08182021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 91,649
Debt Instrument Interest			271
Debt Issuance Costs, Net			$ 1,750
Debt Instrument, Convertible, Conversion Price			$ 0.02250
Debt Conversion, Converted Instrument, Shares Issued			4,163,140
Redstart 08232021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 8,500
Debt Instrument Interest			3,175
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.00680
Debt Conversion, Converted Instrument, Shares Issued			1,716,912
Jefferson St 08232021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 10,000
Debt Instrument Interest
Debt Issuance Costs, Net			$ 750
Debt Instrument, Convertible, Conversion Price			$ 0.00657
Debt Conversion, Converted Instrument, Shares Issued			1,637,471
Jefferson St 08252021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 18,500
Debt Instrument Interest			5,997
Debt Issuance Costs, Net			$ 750
Debt Instrument, Convertible, Conversion Price			$ 0.00640
Debt Conversion, Converted Instrument, Shares Issued			3,943,372
Jefferson St 09152021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 15,000
Debt Instrument Interest
Debt Issuance Costs, Net			$ 500
Debt Instrument, Convertible, Conversion Price			$ 0.00542
Debt Conversion, Converted Instrument, Shares Issued			2,861,098
Fourth Man 09222021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 25,000
Debt Instrument Interest			271
Debt Issuance Costs, Net			$ 1,750
Debt Instrument, Convertible, Conversion Price			$ 0.00541
Debt Conversion, Converted Instrument, Shares Issued			4,994,547
Jefferson St 09252021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 11,000
Debt Instrument Interest			4,022
Debt Issuance Costs, Net			$ 500
Debt Instrument, Convertible, Conversion Price			$ 0.00853
Jefferson St 09282021 [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			1,820,723
First Fire 10112021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 31,500
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price			$ 0.00750
Debt Conversion, Converted Instrument, Shares Issued			4,200,000
First Fire 10202021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 38,750
Debt Instrument Interest
Debt Issuance Costs, Net			$ 1,000
Debt Instrument, Convertible, Conversion Price			$ 0.00750
Debt Conversion, Converted Instrument, Shares Issued			5,300,000
Fourth Man 10202021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 29,000
Debt Instrument Interest
Debt Issuance Costs, Net			$ 1,750
Debt Instrument, Convertible, Conversion Price			$ 0.00541
Debt Conversion, Converted Instrument, Shares Issued			5,683,918
Jefferson St 11022021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 16,022
Debt Instrument Interest
Debt Issuance Costs, Net			$ 500
Debt Instrument, Convertible, Conversion Price			$ 0.00437
Debt Conversion, Converted Instrument, Shares Issued			3,784,252
First Fire 11042021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 40,250
Debt Instrument Interest
Debt Issuance Costs, Net			$ 1,000
Debt Instrument, Convertible, Conversion Price			$ 0.00750
Debt Conversion, Converted Instrument, Shares Issued			5,500,000
Fourth Man 11102021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 25,000
Debt Instrument Interest
Debt Issuance Costs, Net			$ 1,750
Debt Instrument, Convertible, Conversion Price			$ 0.00436
Debt Conversion, Converted Instrument, Shares Issued			6,135,321
First Fire 11222021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 36,500
Debt Instrument Interest
Debt Issuance Costs, Net			$ 1,000
Debt Instrument, Convertible, Conversion Price			$ 0.00500
Debt Conversion, Converted Instrument, Shares Issued			7,500,000
Fourth Man 11292021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 35,000
Debt Instrument Interest
Debt Issuance Costs, Net			$ 1,750
Debt Instrument, Convertible, Conversion Price			$ 0.00436
Debt Conversion, Converted Instrument, Shares Issued			8,428,899
First Fire 12092021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 44,000
Debt Instrument Interest
Debt Issuance Costs, Net			$ 1,000
Debt Instrument, Convertible, Conversion Price			$ 0.00500
Debt Conversion, Converted Instrument, Shares Issued			9,000,000
First Fire 12162021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 44,000
Debt Instrument Interest
Debt Issuance Costs, Net			$ 1,000
Debt Instrument, Convertible, Conversion Price			$ 0.00500
Debt Conversion, Converted Instrument, Shares Issued			9,000,000